BUSINESS COMBINATIONS AND INVESTMENTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination
Additional consideration related to acquisitions from prior years	$ 5.3	$ 30.0
Goodwill expected to be deductible for tax purposes	296.7
Revenue	6,615.9	6,138.8	[1]
Net income (loss) attributable to GFL Environmental Inc.	3,834.1	(722.7)	[1]
Funding loan to strategic partners		$ 27.9
lease obligations
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	0.7
Deferred income tax liabilities
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	0.5
Net working capital
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	(5.6)
Property, plant and equipment
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	(95.0)
Goodwill
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	20.1
Intangible assets
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	78.4
Other long term assets
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	3.3
Business Combinations In Current Fiscal Year
Disclosure of detailed information about business combination
Revenue	120.4
Net income (loss) attributable to GFL Environmental Inc.	6.8
Pro-forma revenue	6,785.5
Pro-forma net income (loss)	$ 235.6

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.